RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Originated from income and expenses recognized in other comprehensive income
Actuarial gains or losses	R$ 913,469
Remeasurement of the fair value of financial instruments through OCI	(201,704)	R$ (28,466)
Remeasurement of the fair value of available-for-sale financial instruments			R$ (36,404)
Participation in the comprehensive income of subsidiaries, affiliates and shared control companies		(9,158)	5,023
Total income and social contribution taxes recognized in other comprehensive income	R$ 711,765	R$ (37,624)	R$ (31,381)